2017 REGISTERED DIRECT OFFERING - Derivative liabilities using Black Scholes Model (Details)	12 Months Ended
	Sep. 30, 2019 $ / shares	Sep. 30, 2018 $ / shares
Closing price per share of common stock	$ 0.001	$ 0.001
Derivative Financial Instruments, Liabilities [Member] | REGISTERED DIRECT OFFERING 2017 [Member]
Closing price per share of common stock	$ 0.24	$ 0.42
Derivative Financial Instruments, Liabilities [Member] | REGISTERED DIRECT OFFERING 2017 [Member] | Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input	0.75	0.75
Derivative Financial Instruments, Liabilities [Member] | REGISTERED DIRECT OFFERING 2017 [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	78.15	98.43
Derivative Financial Instruments, Liabilities [Member] | REGISTERED DIRECT OFFERING 2017 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	1.60	2.88
Derivative Financial Instruments, Liabilities [Member] | REGISTERED DIRECT OFFERING 2017 [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input	0	0
Derivative Financial Instruments, Liabilities [Member] | REGISTERED DIRECT OFFERING 2017 [Member] | Measurement Input, Expected Term [Member]
Remaining expected term of underlying securities (years)	2 years 4 months 13 days	3 years 4 months 17 days